Property and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Buildings		$ 1,971,057	$ 2,793,972
Real estate development		606,757	1,057,002
Land		502,949	881,035
Furniture and fixtures		337,048	448,432
Vineyards		200,217	308,204
Machinery and equipment		492,205	617,907
Leasehold improvements		164,375	164,375
Computer hardware and software		216,082	161,788
Property and equipment, gross		4,490,690	6,432,715
Less: Accumulated depreciation and amortization		(1,518,326)	(1,899,825)
Property and equipment, net	$ 2,968,459	$ 2,972,364	$ 4,532,890